Business segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Summary financial data by segment follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Net sales:
Drilling & Subsea	$487,299	$864,320	$727,779
Completions	267,236	441,345	336,076
Production & Infrastructure	320,442	436,271	462,534
Intersegment eliminations	(1,325)	(2,219)	(1,578)
Total net sales	$1,073,652	$1,739,717	$1,524,811

Operating income (loss):
Drilling & Subsea	$6,890	$131,072	$100,042
Completions	11,124	126,590	80,939
Production & Infrastructure	22,658	56,148	61,318
Corporate	(28,077)	(42,015)	(29,431)
Total segment operating income	12,595	271,795	212,868
Intangible asset and goodwill impairment	125,092	—	—
Transaction expenses	480	2,326	2,700
(Gain)/loss on sale of assets	746	1,431	614
Income (loss) from operations	$(113,723)	$268,038	$209,554

Depreciation and amortization
Drilling & Subsea	$33,348	$36,148	$32,984
Completions	24,317	20,135	18,405
Production & Infrastructure	7,377	7,856	8,815
Corporate	641	933	375
Total depreciation and amortization	$65,683	$65,072	$60,579

Capital expenditures
Drilling & Subsea	$13,803	$22,891	$35,915
Completions	8,401	19,942	7,787
Production & Infrastructure	3,102	4,569	8,229
Corporate	6,985	6,390	8,332
Total capital expenditures	$32,291	$53,792	$60,263
A summary of consolidated assets by reportable segment is as follows (in thousands):

	As of December 31,
Assets	2015	2014	2013
Drilling & Subsea	$912,324	$1,204,416	$1,220,369
Completions	728,745	726,972	671,772
Production & Infrastructure	187,741	231,771	231,734
Corporate	57,232	50,943	36,372
Total assets	$1,886,042	$2,214,102	$2,160,247

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Net sales by shipping destination and long-lived assets by country were as follows (in thousands):

	Year ended December 31,
Net sales:	2015		2014		2013
	$	%	$	%	$	%
United States	$646,928	60.3%	$1,049,609	60.3%	$918,795	60.2%
Europe & Africa	188,414	17.5%	305,376	17.6%	225,381	14.8%
Asia-Pacific	69,923	6.5%	154,669	8.9%	151,790	10.0%
Middle East	59,680	5.6%	65,498	3.8%	65,724	4.3%
Canada	57,837	5.4%	103,077	5.9%	99,081	6.5%
Latin America	50,870	4.7%	61,488	3.5%	64,040	4.2%
Total net sales	$1,073,652	100.0%	$1,739,717	100.0%	$1,524,811	100.0%

	As of December 31,
Long-lived assets:	2015	2014	2013
United States	$869,388	$932,173	$961,487
Europe & Africa	202,852	313,589	346,017
Canada	83,688	59,207	28,839
Asia-Pacific	8,192	9,132	9,465
Middle East	3,189	3,192	3,182
Latin America	921	1,650	1,789
Total long-lived assets	$1,168,230	$1,318,943	$1,350,779

Revenue from External Customers by Products and Services
Net sales by product lines were as follows (in thousands):

	Year ended December 31,
Net sales:	2015		2014		2013
	$	%	$	%	$	%
Drilling Technologies	$298,209	27.7%	$543,281	31.1%	$411,361	26.9%
Subsea Technologies	189,090	17.6%	321,039	18.5%	316,418	20.8%
Downhole Technologies	106,532	9.9%	190,771	11.0%	161,970	10.6%
Stimulation and Intervention	160,704	15.0%	250,574	14.4%	174,106	11.4%
Production Equipment	145,927	13.6%	228,815	13.2%	251,009	16.5%
Valve Solutions	174,515	16.3%	207,456	11.9%	211,525	13.9%
Eliminations	(1,325)	(0.1)%	(2,219)	(0.1)%	(1,578)	(0.1)%
Total net sales	$1,073,652	100.0%	$1,739,717	100.0%	$1,524,811	100.0%